INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement [Line Items]
Opening balance		$ 423,611		$ 365,671
Changes
Investment in joint ventures, additions		11,395	[1]	23,553	[2]
Investment in joint ventures, additions		38,607	[3]	55,885	[4]
Share of profit (loss) in investment in associates		(24,075)		3,990
Share of profit (loss) in investment in joint ventures		(23,142)		3,719
Dividends received, investments in associates		(3,000)		(3,687)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		(22,658)		9,467
Reclassification from (to) assets held for sale	[5]	0		(29,102)
Other increase (decrease) in investment in associates and joint ventures		5,873		(5,885)
Total changes		(17,000)		57,940
Closing balance		406,611		423,611		$ 365,671
Carrying amount of investments in associates accounted for using equity method		76,782		99,806		100,821
Carrying amount of investments in joint ventures accounted for using equity method		329,829		323,805		264,850
Total investment accounted for using equity method		$ 406,611		$ 423,611		$ 365,671

[1]	Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 116,742 that is equivalent to ThU.S.$ 23,553 for 116,741,636 shares.
[2]	Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 49,985 that in total is equivalent to ThU.S.$ 9,664 for 49,984,900 shares.
[3]	On January 9, 2023 Maderas Arauco S.A. made a capital contribution to E2E SpA., through the capitalization of loans maintained with this entity for ThCLP$ 4,446,808 that is equivalent to ThU.S.$ 5,254 for 4,446,808 shares. -Forestal Arauco S.A. and Agrícola San Carlos SpA. In March 2023 made a non-monetary assets contribution to Agrícola Fresno SpA for ThU.S.$ 1,509. For this contribution they subscribed 266,204 and 35,556 shares respectively. In the act, Agrícola San Carlos SpA sold the subscribed shares of Agrícola Fresno SpA to Forestal Arauco S.A., maintaining Forestal Arauco S.A. a 50% of share in Agrícola Fresno SpA. -Arauco Bioenergía SpA., during the year 2023 made capital contributions to the company Parque Eólico Ovejera Sur SpA. for ThCLP$ 185,000 equivalent to ThU.S.$ 222 corresponding to 185 shares. -Arauco Venture Limited., during the year 2023 acquired 51.1278% of TreeCo, Inc. shares, for a total of ThU.S.$ 48,900, which were carried out based on the committed agreements. As of December 31, 2023 the contribution paid was ThU.S.$ 11,000, through the capitalization of loan receivable for ThU.S.$ 1,770 and cash contributions for ThU.S.$ 9.230.
[4]	Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno, for ThU.S.$ 31,998 for 6,399,520 shares.
[5]	Arauco Forest Brasil S.A. investment on Florestal Vale do Corisco S.A.